11 Leases (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Right of Use Asset
Balance at beginning
Depreciation	303
Balance at ending
Lease Liabilities
Balance at beginning	250
Lease payments	(450)	(64)	(25)
Balance at ending		250
Land and buildings [member]
Right of Use Asset
Balance at beginning	572	808
Additions	822
Effect of modification to lease terms	(82)
Depreciation	(303)
Exchange differences	(4)
Balance at ending	828	572	£ 808
Lease Liabilities
Balance at beginning	546
Additions	822
Effect of modification to lease terms	(82)
Interest expenses	24
Lease payments	(391)
Exchange differences	(12)
Balance at ending	£ 907	£ 546